BORROWINGS - Movement in Borrowings (Details)	1 Months Ended						6 Months Ended	12 Months Ended
	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Feb. 28, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Beginning Balance							€ 2,391,000,000	€ 2,129,000,000	€ 2,391,000,000
Cash flows
Proceeds from issuance of long-term borrowings							€ 712,000,000	0	712,000,000	€ 472,000,000
Repayments of long-term borrowings								(192,000,000)	(1,052,000,000)	(209,000,000)
Net change in revolving credit facilities and short-term borrowings								72,000,000	(5,000,000)	(110,000,000)
Lease repayments								(37,000,000)	(32,000,000)
Payment of deferred financing costs								0	(13,000,000)
Non-cash changes
Movement in accrued interest								(1,000,000)	(11,000,000)
Changes in leases and other loans								18,000,000	18,000,000
Deferred arrangement fees								3,000,000	16,000,000
Effects of changes in foreign exchange rates								64,000,000	105,000,000
Ending Balance								2,056,000,000	2,129,000,000	€ 2,391,000,000
Debt issued								2,053,000,000
Senior Unsecured Notes Issued February 2021 and due 2029
Disclosure of detailed information about borrowings [line items]
Beginning Balance								438,000,000
Non-cash changes
Ending Balance								467,000,000	438,000,000
Debt issued					€ 412,000,000			€ 469,000,000			$ 500,000,000	$ 500,000,000
Nominal rate					3.75%	3.75%		3.75%
Constellium SE Senior Sustainability-Linked Notes Issued June 2021 Due June 2029
Disclosure of detailed information about borrowings [line items]
Beginning Balance								€ 300,000,000
Non-cash changes
Ending Balance								300,000,000	300,000,000
Debt issued				$ 300,000,000				€ 300,000,000
Nominal rate			3.125%	3.125%				3.125%
Senior Unsecured Notes Issued February 2017 and due 2025
Cash flows
Repayments of long-term borrowings					€ (536,000,000)	$ (650,000,000)
Non-cash changes
Nominal rate					6.625%	6.625%
Senior Unsecured Notes Issued May 2014 and due 2024
Cash flows
Repayments of long-term borrowings			€ (328,000,000)	$ (400,000,000)
Non-cash changes
Nominal rate			5.75%	5.75%
Senior Unsecured Notes Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Beginning Balance								€ 268,000,000
Cash flows
Repayments of long-term borrowings	€ (177,000,000)	$ (200,000,000)
Non-cash changes
Ending Balance								285,000,000	€ 268,000,000
Debt issued		$ 500,000,000						€ 281,000,000			$ 300,000,000
Nominal rate	5.875%	5.875%						5.875%